Stock Incentive and Employee Benefit Plans (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 13, 2023	Dec. 31, 2022	Jun. 30, 2017	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 04, 2023	Jan. 17, 2023	Nov. 10, 2022	Nov. 09, 2022	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock		16,939		31,353		31,353		16,939	18,968	20,746					17,114
Common stock shares reserved for future issuance													16,939,436
Options granted weighted-average grant date fair value						$ 3.66
Stock options exercised (in shares)						128		202	0	38
Stock-based compensation expenses						$ 7,307	$ 2,792	$ 5,280	$ 5,822	$ 5,395
Unrecognized compensation cost related to unvested stock option grants				$ 52,300		52,300
Employee benefit plan contributions by employer						200		$ 300	300	300
Stock issued for services, shares	4,000,000
Accrued legal fees				1,600		$ 1,600
Weighted average period over grant						3 years 4 months 24 days
Total intrinsic value of option exercise						$ 800
Operating Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses				$ 3,600	$ 1,400	$ 7,300	$ 2,800
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under the plan											30,276,666
2017 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		14,622,712						14,622,712
Stock options vesting description			Stock options granted under the Scilex Pharma 2017 Plan typically vest 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining options vest each month thereafter.
2019 Stock Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance															30,000,000
Stock options vesting description								Stock options granted under the 2019 Stock Option Plan typically vest with respect to 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining shares on each monthly anniversary thereafter.
2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock		16,939,436		31,353,086		31,353,086		16,939,436
Common stock shares reserved for future issuance		14,622,712						14,622,712
Stock-based compensation expenses								$ 5,300	$ 5,800	$ 5,400
Unrecognized compensation cost related to unvested stock option grants		$ 2,700						$ 2,700
Weighted average period over grant		1 year 4 months 24 days
Number of shares authorized under the plan											10,000,000
Shares of common stock reserved for future issuance, description								if any, as such shares become available from time to time, which the amount will be increased commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 4% of the total number of shares of Common Stock outstanding on December 31 of the preceding year, (ii) 7,311,356 shares of Common Stock, and (iii) such number of shares of the Common Stock determined by the Board or the compensation committee of the Board prior to January 1 of a given year.
Percentage of total number of shares of common stock outstanding								4.00%
Common stock capital incremental shares reserved for future issuance each year		7,311,356						7,311,356
2022 Equity Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		20,276,666						20,276,666
Number of shares authorized under the plan											30,276,666
2022 Equity Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under the plan											20,276,666
2023 Inducement Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant												1,400,000
2022 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock		0		0		0		0
Common stock shares reserved for future issuance				1,462,271		1,462,271								1,462,271
Shares of common stock reserved for future issuance, description								The number of shares of the Common Stock that will be reserved for issuance will automatically increase on January 1 of each year for a period of up to ten years, commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 1% of the total number of shares of the Common Stock outstanding on December 31 of the immediately preceding calendar year; (ii) 1,827,839 shares of the Common Stock; and (iii) such number of shares of the Common Stock determined by the Board or the compensation committee of the Board prior to January 1 of a given year, provided however, that the Board may act prior to January 1 of a given calendar year to provide that there will be no increase for such calendar year or the increase for such year will be a lesser number of shares than the amount set forth in clauses (i) to (iii) above.
Percentage of total number of shares of common stock outstanding								1.00%
Common stock capital incremental shares reserved for future issuance each year		1,827,839						1,827,839
2022 Employee Stock Purchase Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance				2,875,759		2,875,759